STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT - USD ($)	Common Stock Previously Reported	Common Stock	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital	Accumulated Deficit Previously Reported	Accumulated Deficit	Previously Reported	Total
Ending Balance at Dec. 31, 2022		$ 1,000		$ 1,153,000		$ (97,059,000)		$ (95,877,000)
Ending Balance (in shares) at Dec. 31, 2022		756,160
Beginning Balance at Dec. 31, 2022		$ 1,000		1,153,000		(97,059,000)		(95,877,000)
Beginning Balance (in shares) at Dec. 31, 2022		756,160
Ending Balance at Jun. 30, 2023		$ 1,000		1,367,000		(114,267,000)		(112,876,000)
Ending Balance (in shares) at Jun. 30, 2023		760,918
Beginning Balance at Dec. 31, 2022		$ 1,000		1,153,000		(97,059,000)		(95,877,000)
Beginning Balance (in shares) at Dec. 31, 2022		756,160
Net income (loss)						(27,969,000)		(27,969,000)
Ending Balance at Sep. 30, 2023		$ 1,000		1,493,000		(125,028,000)		(123,507,000)
Ending Balance (in shares) at Sep. 30, 2023		760,572
Beginning Balance at Dec. 31, 2022		$ 1,000		1,153,000		(97,059,000)		(95,877,000)
Beginning Balance (in shares) at Dec. 31, 2022		756,160
Ending Balance at Dec. 31, 2023	$ 0	$ 1,000	$ 0	1,608,000	$ (5,000)	(133,649,000)	$ (5,000)	$ (132,023,000)
Ending Balance (in shares) at Dec. 31, 2023	1	779,908					1	786,510
Ending Balance at Jun. 30, 2023		$ 1,000		1,367,000		(114,267,000)		$ (112,876,000)
Ending Balance (in shares) at Jun. 30, 2023		760,918
Net income (loss)						(10,761,000)		(10,761,000)
Ending Balance at Sep. 30, 2023		$ 1,000		1,493,000		(125,028,000)		(123,507,000)
Ending Balance (in shares) at Sep. 30, 2023		760,572
Beginning Balance at Dec. 18, 2023	$ 0		0
Issuance of one share of Common Stock	$ 0		0
Shares issued during period (in shares)	1						1
Net income (loss)	$ 0		0		(5,000)		$ (5,000)
Ending Balance at Dec. 31, 2023	$ 0	$ 1,000	0	1,608,000	(5,000)	(133,649,000)	$ (5,000)	$ (132,023,000)
Ending Balance (in shares) at Dec. 31, 2023	1	779,908					1	786,510
Beginning Balance at Dec. 31, 2023	$ 0	$ 1,000	0	1,608,000	(5,000)	(133,649,000)	$ (5,000)	$ (132,023,000)
Beginning Balance (in shares) at Dec. 31, 2023	1	779,908					1	786,510
Ending Balance at Jun. 30, 2024		$ 1,000		6,163,000		(146,692,000)		$ (140,506,000)
Ending Balance (in shares) at Jun. 30, 2024		780,180
Beginning Balance at Dec. 31, 2023	$ 0	$ 1,000	0	1,608,000	(5,000)	(133,649,000)	$ (5,000)	$ (132,023,000)
Beginning Balance (in shares) at Dec. 31, 2023	1	779,908					1	786,510
Net income (loss)						(21,278,000)		$ (21,278,000)
Ending Balance at Jul. 30, 2024		$ 1,000		6,591,000		(154,927,000)		(148,315,000)
Ending Balance (in shares) at Jul. 30, 2024		780,213
Beginning Balance at Dec. 31, 2023	$ 0	$ 1,000	$ 0	1,608,000	$ (5,000)	(133,649,000)	$ (5,000)	$ (132,023,000)
Beginning Balance (in shares) at Dec. 31, 2023	1	779,908					1	786,510
Ending Balance at Sep. 30, 2024		$ 1,000		89,786,000		(13,217,000)		$ 76,561,000
Ending Balance (in shares) at Sep. 30, 2024		14,535,136						14,535,136
Ending Balance at Jun. 30, 2024		$ 1,000		6,163,000		(146,692,000)		$ (140,506,000)
Ending Balance (in shares) at Jun. 30, 2024		780,180
Net income (loss)						(8,235,000)		(8,235,000)
Ending Balance at Jul. 30, 2024		$ 1,000		6,591,000		(154,927,000)		$ (148,315,000)
Ending Balance (in shares) at Jul. 30, 2024		780,213
Issuance of one share of Common Stock				23,433,000
Shares issued during period (in shares)								3,287,018
Ending Balance at Jul. 31, 2024		$ 1,000		89,786,000		(16,823,000)		$ 72,964,000
Ending Balance (in shares) at Jul. 31, 2024		13,387,636
Beginning Balance at Jul. 30, 2024		$ 1,000		6,591,000		(154,927,000)		(148,315,000)
Beginning Balance (in shares) at Jul. 30, 2024		780,213
Net income (loss)								3,600,000
Ending Balance at Sep. 30, 2024		$ 1,000		89,786,000		(13,217,000)		$ 76,561,000
Ending Balance (in shares) at Sep. 30, 2024		14,535,136						14,535,136
Beginning Balance at Jul. 31, 2024		$ 1,000		89,786,000		(16,823,000)		$ 72,964,000
Beginning Balance (in shares) at Jul. 31, 2024		13,387,636
Net income (loss)						3,606,000		3,606,000
Ending Balance at Sep. 30, 2024		$ 1,000		$ 89,786,000		$ (13,217,000)		$ 76,561,000
Ending Balance (in shares) at Sep. 30, 2024		14,535,136						14,535,136